UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  28-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

     /s/ Craig Nerenberg     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $99,805 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     8902   717924 SH       Sole                   717924        0        0
ALLIANCE ONE INTL INC          COM              018772103     1296   312395 SH       Sole                   312395        0        0
CLARUS CORP                    COM              182707109     3956   603948 SH       Sole                   603948        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     9251   822861 SH       Sole                   822861        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     5963   226992 SH       Sole                   226992        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     2627   100000 SH  CALL Sole                   100000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3247    50000 SH       Sole                    50000        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    18760   360356 SH       Sole                   360356        0        0
MDS INC                        COM              55269P302     6290   622725 SH       Sole                   622725        0        0
VIRGIN MEDIA INC               COM              92769L101     4302   186545 SH       Sole                   186545        0        0
WEB COM GROUP INC              COM              94733A104     7490  1364247 SH       Sole                  1364247        0        0
WILLIAMS COS INC DEL           COM              969457100    15109   790620 SH       Sole                   790620        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105     7229   234555 SH       Sole                   234555        0        0
YAHOO INC                      COM              984332106     5383   379910 SH       Sole                   379910        0        0